Label	Element	Value
T. Rowe Price U.S. Equity Research ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Equity Research ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of net assets in U.S. equity securities (or futures that have similar economic characteristics). The strategy attempts to create a portfolio with similar characteristics to the Standard & Poor’s 500 Stock Index® (Index) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund, which may be considered an “enhanced index” fund, attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. The fund may also purchase securities that are not in the Index, but at least 80% of the fund’s total assets will normally be invested in securities that are in the Index at the time of purchase.

The fund will generally remain fully invested (less than 5% in cash reserves) and seeks to be sector neutral when compared to the Index. While the majority of assets will be invested in large-cap U.S. common stocks, the fund may have small- and mid-cap and foreign exposure in keeping with fund objectives.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund is an actively-managed, exchange-traded fund (ETF) that does not disclose portfolio holdings daily. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The Proxy Portfolio could be based on a broad-based securities index or the fund’s recently disclosed portfolio holdings. The fund’s Portfolio Overlap is available on the fund’s website daily. The Portfolio Overlap is the percentage weight overlap between the holdings of the prior business day’s Proxy Portfolio compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value (NAV) at the end of the prior business day.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will normally invest at least 80% of net assets in U.S. equity securities (or futures that have similar economic characteristics). The strategy attempts to create a portfolio with similar characteristics to the Standard & Poor’s 500 Stock Index® (Index) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund, which may be considered an “enhanced index” fund, attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. The fund may also purchase securities that are not in the Index, but at least 80% of the fund’s total assets will normally be invested in securities that are in the Index at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Proxy portfolio structure The fund does not disclose portfolio holdings daily. The fund uses a Proxy Portfolio, which is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. The fund may not always effectively construct a proxy portfolio that closely tracks the daily performance of the fund’s portfolio holdings. Because the fund uses a Proxy Portfolio, there is a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis. This risk is heightened during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and publicly available information, including intraday net asset value (INAV) to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

Premium/Discount Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV per share of the fund. These price differences may be greater for this fund compared to ETFs that disclose holdings daily because it provides different portfolio holdings information to traders. The adviser will monitor on an ongoing basis how shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Each day, the website will also provide the fund’s Tracking Error, which means the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio’s per share NAV and that of the fund at the end of the trading day).

Trading halt It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange. If securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, the fund would promptly request the listing exchange to halt trading on the fund. In addition, to the extent T. Rowe Price determines that a security held in a fund’s portfolio but not in the Proxy Portfolio does not have readily available market quotations and such circumstance may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website.

Authorized Participant Just like ETFs that disclose holdings daily, at certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. Additionally, ETFs that do not disclose portfolio holdings daily are novel, which may limit the number of entities willing to act as Authorized Participants during times of market stress.

Enhanced index investing Although the fund seeks to match or incrementally exceed the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector in the same manner as other actively managed funds. As a result, the fund’s performance may lag the performance of other actively managed funds. Additionally, because the fund is designed to have similar characteristics to the Index, there is expected to be a relatively close correlation between the fund’s performance and the performance of the Index in both rising and falling markets. However, when compared to a fund that follows a strict indexing strategy, there is a much greater chance that the fund’s performance will deviate from the Index (referred to as “tracking error”) and the potential for higher portfolio turnover, which increases the possibility of taxable distributions to shareholders and results in higher transaction costs to the fund.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund. The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/22	7.01%	Worst Quarter	6/30/22	-16.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price U.S. Equity Research ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price U.S. Equity Research ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.50%)	[1]
T. Rowe Price U.S. Equity Research ETF | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
T. Rowe Price U.S. Equity Research ETF | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.15%)	[1]
T. Rowe Price U.S. Equity Research ETF | U.S. Equity Research ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
Annual Return 2022	rr_AnnualReturn2022	(18.64%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.01%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
1 Year	rr_AverageAnnualReturnYear01	(18.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2021
T. Rowe Price U.S. Equity Research ETF | U.S. Equity Research ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.18%)
T. Rowe Price U.S. Equity Research ETF | U.S. Equity Research ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.75%)

[1]	Return since 6/8/21.